Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Total shareholders' equity attributable to common shareholders	Common shares	Common shares held in treasury, at cost	Additional paid-in capital	Accumulated other comprehensive income/(loss), net of tax	Unrealized gains/(losses) on available-for-sale securities, net of tax	Currency translation reserve	Retained earnings	Non-controlling interests
Balance - beginning of year at Dec. 31, 2022			$ 1.9	$ 0.0	$ 2,075.2		$ (99.7)	$ (1.1)	$ 0.5	$ 10.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share compensation expense					27.6
Shares cancelled upon distribution of The Fidelis Partnership			(0.9)
Shares withheld for employee taxes on restricted share unit vesting					(50.6)
Issue of common shares, net of issuance costs			0.2		89.3
Cumulative dividends on warrants					34.1
Distribution of The Fidelis Partnership net assets to shareholders					(68.4)				(1,696.4)	(10.3)
Stock repurchased during period			0.0	0.0
Treasury Stock, Retired, Par Value Method, Amount				0.0
Total income tax (expense)/benefit allocated to comprehensive income	$ 72.7						72.7	1.1
Net income	2,132.5								2,132.5
Dividends, common stock, cash									0.0
Balance – end of year at Dec. 31, 2023	2,449.8	$ 2,449.8	1.2	0.0	2,039.0	$ (27.0)	(27.0)	0.0	436.6	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share compensation expense					7.8
Shares cancelled upon distribution of The Fidelis Partnership			0.0
Shares withheld for employee taxes on restricted share unit vesting					(2.2)
Issue of common shares, net of issuance costs			0.0		0.0
Cumulative dividends on warrants					0.0
Distribution of The Fidelis Partnership net assets to shareholders					0.0				0.0	0.0
Stock repurchased during period			0.0	(105.5)
Treasury Stock, Retired, Par Value Method, Amount				0.0
Total income tax (expense)/benefit allocated to comprehensive income	31.5						31.5	0.0
Net income	113.3								113.3
Dividends, common stock, cash									(46.3)
Balance – end of year at Dec. 31, 2024	2,448.4	2,448.4	1.2	(105.5)	2,044.6	4.5	4.5	0.0	503.6	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share compensation expense					7.9
Shares cancelled upon distribution of The Fidelis Partnership			0.0		(366.7)
Shares withheld for employee taxes on restricted share unit vesting					(0.2)
Issue of common shares, net of issuance costs			0.0		0.0
Cumulative dividends on warrants					0.0
Distribution of The Fidelis Partnership net assets to shareholders					0.0				0.0	0.0
Stock repurchased during period			(0.2)	(22.1)
Treasury Stock, Retired, Par Value Method, Amount				127.6
Total income tax (expense)/benefit allocated to comprehensive income	32.6						32.6	0.0
Net income	225.5								225.5
Dividends, common stock, cash									(53.2)
Balance – end of year at Dec. 31, 2025	$ 2,399.6	$ 2,399.6	$ 1.0	$ 0.0	$ 1,685.6	$ 37.1	$ 37.1	$ 0.0	$ 675.9	$ 0.0